Share-based payments	12 Months Ended
Jun. 30, 2022
Share-based payments

30. Share-based payments

Performance Rights Plan

The Company has a performance-based compensation scheme which allows select employees, contractors and consultants the right to acquire ordinary shares in the Company upon the Company attaining certain milestones and performance targets (“Performance Right”). No amounts are paid or payable by the recipient on receipt of the Performance Right or the shares (if issued). The Performance Rights carry neither entitlement to dividends nor voting rights.

Performance Rights vesting conditions

Due to the impact of COVID-19 on the timing of the Company’s listing and hence its ability to access capital to execute on operational plans, the vesting conditions and expiry dates were modified on 16 July 2021, as set out below:

Old vesting conditions:

Tranche	Vesting Conditions	Expiry Date
1	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.	31 December 2021
2	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.	31 December 2022
3	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.	31 December 2023
4 (“catch up provision”)	Total Group operating revenue greater than A$2,500,000 for 3 consecutive calendar months.	31 December 2023

New vesting conditions:

Tranche	Vesting Conditions	Expiry Date
1	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.	30 June 2024
2	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.	30 June 2024
3	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.	30 June 2024

Valuation and recognition

The liability for the performance rights is measured, initially and at the end of each reporting period until settled, at the full fair value of the performance rights, taking into account the probability of the Company attaining the performance hurdles, the probability that employees will remain eligible to retain the performance rights through continued service and the extent to which employees have rendered services to date.

The carrying amount of the liability relating to the Performance Rights at 30 June 2022 was $1,296,881. The expense recognised for employee services received during the year was $291,029.

Movements in Performance Rights during the year

	2022	2021
Tranche 1
Balance at beginning of year	217,800	245,000
Granted during the year	1,465,888	47,800
Forfeited during the year	(30,000)	(75,000)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	1,653,688	217,800

	2022	2021
Tranche 2
Balance at beginning of year	378,575	367,500
Granted during the year	85,375	123,575
Forfeited during the year	(120,000)	(112,500)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	343,950	378,575

	2022	2021
Tranche 3
Balance at beginning of year	547,625	612,500
Granted during the year	200,875	122,625
Forfeited during the year	(175,000)	(187,500)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	573,500	547,625